Prospectus Supplement                                         86498 9/02
dated September 30, 2002 to:

PUTNAM INTERMEDIATE U.S. GOVERNMENT INCOME FUND
Prospectuses dated March 30, 2002

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Core Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

-------------------------------------------------------------------------
Portfolio leader          Since         Experience
-------------------------------------------------------------------------
Kevin M. Cronin           1998          1997 - Present  Putnam Management
-------------------------------------------------------------------------
Portfolio member          Since         Experience
-------------------------------------------------------------------------
Rob A. Bloemker           2002          1999 - Present  Putnam Management
                                        Prior to 1999   Lehman Brothers
-------------------------------------------------------------------------